Consolidated Statements of Financial Position - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 58,838,699	$ 22,317,548
Receivables	4,325,473	2,209,948
Inventories	8,817,268
Investments	8,895,559	926,019
Prepayments and deposits	3,353,473	1,480,341
Secured notes		2,817,554
Total current assets	84,230,472	29,751,410
Non-current assets
Property, plant and equipment	250,544,133	8,056,658
Exploration and evaluation assets	77,664,022	34,505,484
Goodwill	121,074,297
Investment in Kirkland Lake Discoveries Corp.		1,525,756
Other assets	2,616,726	179,703
Total assets	536,129,650	74,019,011
Current liabilities
Accounts payable and accrued liabilities	12,339,524	4,898,826
Flow-through share premium	8,677,099
Other current liabilities	654,832	2,480,160
Total current liabilities	21,671,455	7,378,986
Non-current liabilities
Loans payable	503,417
Lease liabilities	340,155	69,320
Deferred income tax liabilities	83,647,300
Reclamation and closure cost provisions	10,870,068
Total liabilities	117,032,395	7,448,306
Shareholders' equity
Share capital	703,264,118	341,346,716
Reserves	42,820,506	34,988,421
Warrants	30,349,683
Deficit	(357,337,052)	(309,764,432)
Total shareholders' equity	419,097,255	66,570,705
Total liabilities and shareholders' equity	$ 536,129,650	$ 74,019,011